Derivative Instruments - Summary of Derivative Positions (Parenthetical) (Detail)	Jun. 30, 2013
Minimum [Member]
Derivative [Line Items]
Margin on variable-rate debt	0.30%
Maximum [Member]
Derivative [Line Items]
Margin on variable-rate debt	1.00%